Fair Value Measurement (Details 3) (USD $)	Mar. 31, 2011	Dec. 31, 2010
Financial assets
Accrued interest and accounts receivable	$ 79,236,000,000	$ 70,147,000,000
Federal funds sold and securities purchased under resale agreements (included $20.0 and $20.3 at fair value)	217,356,000,000	222,554,000,000
Securities borrowed (included $15.3 and $14.0 at fair value)	119,000,000,000	123,587,000,000
Trading assets	501,148,000,000	489,892,000,000
Securities (included $334.8 and $316.3 at fair value)	334,800,000,000	316,336,000,000
Loans (included $1.8 and $2.0 at fair value)	656,246,000,000	660,661,000,000
Financial liabilities
Deposits (included $4.3 and $4.4 at fair value)	995,829,000,000	930,369,000,000
Federal funds purchased and securities loaned or sold under repurchase agreements (included $6.2 and $4.1 at fair value)	285,444,000,000	276,644,000,000
Commercial paper	46,022,000,000	35,363,000,000
Other borrowed funds (included $10.6 and $9.9 at fair value)	36,704,000,000	34,325,000,000
Trading liabilities	141,393,000,000	146,166,000,000
Beneficial interests issued by consolidated VIEs (included $1.3 and $1.5 at fair value)	70,917,000,000	77,649,000,000
Net appreciation	500,000,000	300,000,000
The Carrying Value and estimated fair value of the Firm's wholesale lending- related commitments [Abstract]
Fair value of other assets	106,836,000,000	105,291,000,000
Fair value [Member]
Financial assets
Accrued interest and accounts receivable	0	0
Federal funds sold and securities purchased under resale agreements (included $20.0 and $20.3 at fair value)	19,998,000,000	20,299,000,000
Securities borrowed (included $15.3 and $14.0 at fair value)	15,334,000,000	13,961,000,000
Financial liabilities
Deposits (included $4.3 and $4.4 at fair value)	4,277,000,000	4,369,000,000
Federal funds purchased and securities loaned or sold under repurchase agreements (included $6.2 and $4.1 at fair value)	6,214,000,000	4,060,000,000
Other borrowed funds (included $10.6 and $9.9 at fair value)	10,616,000,000	9,931,000,000
Beneficial interests issued by consolidated VIEs (included $1.3 and $1.5 at fair value)	1,276,000,000	1,495,000,000
The Carrying Value and estimated fair value of the Firm's wholesale lending- related commitments [Abstract]
Fair value of other assets	19,610,000,000	18,201,000,000
Contractual principal outstanding [Member]
Financial assets
Assets for which fair value approximates carrying value	104,300,000,000	49,200,000,000
Accrued interest and accounts receivable	79,200,000,000	70,100,000,000
Federal funds sold and securities purchased under resale agreements (included $20.0 and $20.3 at fair value)	217,400,000,000	222,600,000,000
Securities borrowed (included $15.3 and $14.0 at fair value)	119,000,000,000	123,600,000,000
Trading assets	501,100,000,000	489,900,000,000
Securities (included $334.8 and $316.3 at fair value)	334,800,000,000	316,300,000,000
Loans (included $1.8 and $2.0 at fair value)	656,200,000,000	660,700,000,000
Mortgage servicing rights at fair value	13,100,000,000	13,600,000,000
Other (included $19.6 and $18.2 at fair value)	66,800,000,000	64,900,000,000
Total financial assets	2,091,900,000,000	2,010,900,000,000
Financial liabilities
Deposits (included $4.3 and $4.4 at fair value)	995,800,000,000	930,400,000,000
Federal funds purchased and securities loaned or sold under repurchase agreements (included $6.2 and $4.1 at fair value)	285,400,000,000	276,600,000,000
Commercial paper	46,000,000,000	35,400,000,000
Other borrowed funds (included $10.6 and $9.9 at fair value)	36,700,000,000	34,300,000,000
Trading liabilities	141,400,000,000	146,200,000,000
Accounts payable and other liabilities (included $0.1 and $0.2 at fair value)	142,600,000,000	138,200,000,000
Beneficial interests issued by consolidated VIEs (included $1.3 and $1.5 at fair value)	70,900,000,000	77,600,000,000
Long-term debt and junior subordinated deferrable interest debentures (included $37.9 and $38.8 at fair value)	269,600,000,000	270,700,000,000
Total financial liabilities	1,988,400,000,000	1,909,400,000,000
The Carrying Value and estimated fair value of the Firm's wholesale lending- related commitments [Abstract]
Wholesale lending-related commitments	700,000,000	700,000,000
Appreciation/(depreciation) [Member]
Financial assets
Assets for which fair value approximates carrying value	0	0
Accrued interest and accounts receivable	0	0
Federal funds sold and securities purchased under resale agreements (included $20.0 and $20.3 at fair value)	0	0
Securities borrowed (included $15.3 and $14.0 at fair value)	0	0
Trading assets	0	0
Securities (included $334.8 and $316.3 at fair value)	0	0
Loans (included $1.8 and $2.0 at fair value)	2,600,000,000	2,800,000,000
Mortgage servicing rights at fair value	0	0
Other (included $19.6 and $18.2 at fair value)	300,000,000	100,000,000
Total financial assets	2,900,000,000	2,900,000,000
Financial liabilities
Deposits (included $4.3 and $4.4 at fair value)	(1,000,000,000)	(1,100,000,000)
Federal funds purchased and securities loaned or sold under repurchase agreements (included $6.2 and $4.1 at fair value)	0	0
Commercial paper	0	0
Other borrowed funds (included $10.6 and $9.9 at fair value)	0	0
Trading liabilities	0	0
Accounts payable and other liabilities (included $0.1 and $0.2 at fair value)	100,000,000	0
Beneficial interests issued by consolidated VIEs (included $1.3 and $1.5 at fair value)	(300,000,000)	(300,000,000)
Long-term debt and junior subordinated deferrable interest debentures (included $37.9 and $38.8 at fair value)	(1,200,000,000)	(1,200,000,000)
Total financial liabilities	2,400,000,000	(2,600,000,000)
Estimate of Fair Value, Fair Value Disclosure [Member]
Financial assets
Assets for which fair value approximates carrying value	104,300,000,000	49,200,000,000
Accrued interest and accounts receivable	79,200,000,000	70,100,000,000
Federal funds sold and securities purchased under resale agreements (included $20.0 and $20.3 at fair value)	217,400,000,000	222,600,000,000
Securities borrowed (included $15.3 and $14.0 at fair value)	119,000,000,000	123,600,000,000
Trading assets	501,100,000,000	489,900,000,000
Securities (included $334.8 and $316.3 at fair value)	334,800,000,000	316,300,000,000
Loans (included $1.8 and $2.0 at fair value)	658,800,000,000	663,500,000,000
Mortgage servicing rights at fair value	13,100,000,000	13,600,000,000
Other (included $19.6 and $18.2 at fair value)	67,100,000,000	65,000,000,000
Total financial assets	2,094,800,000,000	2,013,800,000,000
Financial liabilities
Deposits (included $4.3 and $4.4 at fair value)	996,800,000,000	931,500,000,000
Federal funds purchased and securities loaned or sold under repurchase agreements (included $6.2 and $4.1 at fair value)	285,400,000,000	276,600,000,000
Commercial paper	46,000,000,000	35,400,000,000
Other borrowed funds (included $10.6 and $9.9 at fair value)	36,700,000,000	34,300,000,000
Trading liabilities	141,400,000,000	146,200,000,000
Accounts payable and other liabilities (included $0.1 and $0.2 at fair value)	142,500,000,000	138,200,000,000
Beneficial interests issued by consolidated VIEs (included $1.3 and $1.5 at fair value)	71,200,000,000	77,900,000,000
Long-term debt and junior subordinated deferrable interest debentures (included $37.9 and $38.8 at fair value)	270,800,000,000	271,900,000,000
Total financial liabilities	1,990,800,000,000	1,912,000,000,000
The Carrying Value and estimated fair value of the Firm's wholesale lending- related commitments [Abstract]
Wholesale lending-related commitments	$ 1,000,000,000	$ 900,000,000